Fair Value Measurements (Fair Value Balance Sheet Grouping) (Details) - Parent Company [Member] - Fair Value, Inputs, Level 3 [Member] - Fair Value, Measurements, Nonrecurring [Member] - USD ($)
$ in Thousands
	Dec. 31, 2017	Dec. 31, 2016
Liabilities
Obligation under assessment arrangements	$ 31,729	$ 33,456
Other financial instruments		100
Carrying Value
Liabilities
Obligation under assessment arrangements	25,602	26,660
Other financial instruments		97
Estimated Fair Value
Liabilities
Obligation under assessment arrangements	$ 26,999	27,054
Other financial instruments		$ 97